3: Annual Report

Semi-Annual Report

August 31, 1999

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

October 14, 1999

Dear Fellow Shareholder:

Lately the Securities and Exchange Commission has been putting stress on the independence and unselfish dedication to shareholders of Mutual Fund directors. Our board of Burton S. Stern, Albert Resnick, M.D., and Kenneth Joblon are truly independent and capable and dedicated to and for the benefit of the shareholders.

Burton Stern, a large independent investor and a founding board member, had served on the Boards of Zayre and TJX Corporations for many years and has been a great advisor re investments and our operating retail division. Albert Resnick, M.D., a large independent investor and a founding board member has been invaluable re his knowledge of financial institutions and their investment trends. Kenneth Joblon who came on board following the death of founding board member George Goldman, is the head of a large textile manufacturing operation. His advice and guidance re our various operations have been invaluable.

I, as the largest stockholder of Copley Fund, Inc., and our great board bend every effort to operate for the total benefit of the shareholder. I am sure the SEC will recognize this when called upon. Most of our large investors regard Copley Fund as a safe investment anchor leaving them free to pursue more aggressive investments if they so choose. They are comfortable with our philosophy of investing in stocks that mostly pay high dividends thus flooring our net asset value as we cannot go below the basic yield of our portfolio re present interest rates. Also the thrust of our dividends add to our net asset values every month. Do keep in mind because we do not distribute dividends or capital gains we have on average a 3% difference of net asset value (after taxes to individual investors) than most other stock funds, i.e., if a fund has gained 13% and Copley Fund 10% the two funds are probably equal in after-tax return.

Our investment approach which we believe gives us the least amount of risk of most stock funds has lead to the following very respectable record.

1984* +23.9%(Top performing fund in 1984)

    +25%
    +18%
    -8%
    +20%
    +16%(Including a reserve for taxes on

    unrealized gains.)

    -2%
    +18%

    *Calendar Years

    +18%
    +10%
    -7%
    +26%
    +5%
    +25%
    +14%
    -1.67% (August 31, 1999)

Many of our stocks are in the midst of mergers such as Atlantic Richfield, Exxon, Mobil, (Bell Atlantic and Ameritech just completed), Eastern Utilities, Kansas City Power and Light, Western Resources, New Century, New England Electric, Carolina Power, Florida Progress, Wicor, Conn. Natural Gas, Connecticut Energy, U.S. West, and others. We believe most of these mergers when completed will lead to significant increases in net asset values.

The volatility of the present markets has been of great concern to most investors who have seen the Dow Jones average go from 11,200 to 10,000. Copley operates in a much narrower range as we are floored by our dividend paying stocks even though these are out of favor with many investors who would rather take big risks in order to "hit the long ball". A Copley investor would rather sleep nights knowing he or she will participate in a safe measure of growth.

Our operating division is completing contracts to sell mattresses and ancillary merchandise over the internet in a joint venture with Emattress.com. We believe this will add to the profits of our operating division.

We are expanding our shoe merchandising division which also should result in further operating profits.

Thus we are optimistic for the future of Copley Fund. We believe our sane and logical approach will result in continued increases in value with a minimal amount of risk.

Our thanks to our Board and to our shareholders for their support throughout our twenty years of operation.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 1998PERIOD ENDED SEPTEMBER 30, 1999

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 36.42(As of August 31, 1999)

ACCOUNTANT'S REVIEW REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of August 31, 1999, and the related statement of operations, the statement of cash flows, the statement of changes in net assets, and the selected per share data and ratios for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of Copley Fund, Inc.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of February 29, 1999 and the related financial statements and cash flows for the year then ended (not presented in full herein); and in my report of April 22, 1999, I expressed an unqualified opinion on those financial statements.

ROY G. HALECertified Public AccountantLa Plata, MarylandOctober 13, 1999

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1999

(Unaudited)

Number of

Shares Value

COMMON STOCKS-100.00%

DIVERSIFIED UTILITY COMPANIES-13.36%

Alliant Energy Corp. 20,000 $ 578,750

Dominion Resources, Inc. 30,000 1,387,500

Eastern Utilities Associates 25,000 748,438

Florida Progress 35,000 1,638,437

FPL Group 55,000 2,970,000

GPU, Inc. 35,000 1,194,375

LG & E Energy Corp. 80,000 1,840,000

Texas Utilities Co. 25,000 1,010,938

11,368,438

ELECTRIC AND GAS-14.28%

American Electric Power 55,000 1,997,187

Carolina Power & Light Co. 60,000 2,182,500

Connectiv, Inc. 32,500 738,750

First Energy Corp. 40,000 1,142,500

Kansas City Power & Light Co. 40,000 962,500

New Century Energy, Inc. 45,000 1,625,625

SCANA, Corp. 50,000 1,250,000

Sempra Energy, Inc. 45,000 1,004,063

UtiliCorp United, Inc. 45,000 1,043,437

Western Resources, Inc. 8,511 203,200

12,149,762

ELECTRIC POWER COMPANIES-12.96%

Allegheny Energy, Inc. 45,000 1,518,750

Ameren Corporation 50,000 2,003,125

DTE Energy Company 55,000 2,193,125

NStar 22,000 950,125

New England Electric System 35,000 1,826,562

Pennsylvania Power & Light Co. 50,000 1,400,000

PECO Energy Co. 11,600 471,250

Potomac Electric Power Co. 25,000 662,500

$ 11,025,437

Continued

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1999

(Continued)

(Unaudited)

Number of

__Shares Value

GAS UTILITIES & SUPPLIES-12.78%

Colonial Gas Co. 50,000 $ 1,865,625

Connecticut Energy Corp. 20,000 747,500

CTG Resources, Inc. 27,000 966,938

Delta Natural Gas Co. 15,000 266,250

Keyspan Energy Corp. 40,000 1,180,000

New Jersey Resources Corp. 25,000 968,750

Northwest Natural Gas Co. 30,000 750,000

Peoples Energy Corp. 25,000 910,937

Washington Gas Light Co. 33,000 880,457

Wicor, Inc. 80,000 2,340,000

10,876,457

HYDRO ELECTRIC-1.10%

Idaho Power Co. 30,000 939,375

DRUG COMPANIES-9.60%

Bristol Myers Squibb Co. 100,000 7,037,500

Pfizer, Inc. 30,000 1,132,500

8,170,000

BANKING-3.36%

Morgan, J.P. & Co. 10,000 1,291,875

PNC Bank Corporation 30,000 1,569,375

2,861,250

INSURANCE-1.28%

Gallagher, Arthur J. & Company 20,000 1,092,500

MANUFACTURING-CAPITAL GOODS-1.13%

Xerox Corp. 20,000 958,750

MANUFACTURING-OTHER-0.96%

International Flavors & Fragrances 20,000 $ 815,000

See Accountant's Review Report

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

August 31, 1999

(Continued)

(Unaudited)

Number of

Shares Value

OILS-9.39%

Atlantic Richfield Co. 15,000 $ 1,319,062

Exxon Corp. 24,000 1,893,000

Mobil Corp. 22,000 2,252,250

Sunco, Inc. 18,996 618,557

Texaco, Inc. 30,000 1,905,000

7,987,869

RETAIL-1.91%

Penney (J.C.), Inc. 20,000 725,000

Wal-Mart Stores, Inc. 20,000 886,250

1,611,250

TELEPHONE-17.89%

Ameritech Corp. 53,920 3,403,700

American Telephone & Telegraph 22,500 1,012,500

Bell Atlantic Corp. 94,232 5,777,600

Bell South Corp. 20,000 905,000

SBC Communications, Inc. 58,516 2,812,425

US West Communications Group, Inc. 25,000 1,306,250

$ 15,217,475

Total value of investments

(Cost $42,165,489) 85,073,563

Excess of cash and other assets over

liabilities 3,345,126

NET ASSETS $ 88,418,689

===========

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1999

(Unaudited)

Assets

Investments in securities, at

value (identified cost $42,165,489)

(Note 1) $ 85,073,563

Cash 3,380,838

Receivables:

Subscriptions $ 6,700

Trade (Notes 5 & 6) 19,196

Dividends and interest 210,411 236,307

Inventory (Notes 1, 5 & 6) 199,555

Other Assets 897

Total Assets 88,891,160

Liabilities

Payables:

Trade 10,002

Accrued income taxes-current 33,451

Accrued expenses 55,309

Deferred income taxes (Notes 1 and 2) 373,709

Total Liabilities 472,471

Commitments and Contingencies (Note 7)

Net Assets $ 88,418,689

===========

Net assets consist of:

Capital paid in $ 16,575,949

Undistributed net investment and

operating income 31,219,335

Accumulated net realized loss on

investment transactions (2,284,669)

Net unrealized appreciation in

value of investments (Note 2) 42,908,074

Total $ 88,418,689

=============

Net Asset Value, Offering and

Redemption Price Per Share,

(2,427,442 shares of $1.00 par

value capital stock outstanding.) $36.42

=======

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 1999

(Unaudited)

INVESTMENT INCOME (Note 1)

Income:

Dividends $ 1,652,556

Interest 84,818

Investment Income $ 1,737,374

Expenses:

Investment advisory fee (Note 5) 309,050

Professional fees 52,808

Custodian fees 19,066

Shareholder servicing costs 17,015

Printing 13,602

Postage and shipping 4,939

Accounting and pricing service costs 20,250

Directors fees 12,033

Blue Sky fees 8,080

Telephone 2,634

Insurance 36,500

Office expense & miscellaneous 2,296

Investment expenses 498,273

Less:Investment advisory

fee waived 30,000 468,273

Net investment income before

income taxes 1,269,101

OPERATING PROFIT (Notes 2, 5 & 7)

Gross Profit 17,664

Less: Operating expenses 16,148

Net operating profit before

income taxes 1,516

NET INVESTMENT AND OPERATING

INCOME BEFORE INCOME TAXES 1,270,617

Less provision for income taxes

(Notes 2 and 7) 33,451

Net investment and operating income 1,237,166

REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS (Notes 2 and 4)

Realized gain from investment

transactions during the year 291,950

Increase in unrealized

appreciation of investments

during current year 3,936,132

Net realized and unrealized

gain/loss on investments 4,228,082

NET INCREASE IN NET ASSETS RESULTING

FROM OPERATIONS $ 5,465,248

===========

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT CHANGES IN NET ASSETS

(Unaudited)

Six Months Ended Year Ended

August 31, February 28,

1999 1999

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment and operating

income $ 1,237,166 $ 2,532,378

Net realized gain (loss)on

investment transactions 291,950 (234,435)

Net change in unrealized

appreciation on investments 3,936,132 2,071,802

Increase (decrease)in net

assets resulting from

operations 5,465,248 4,369,745

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (1,444,024) 7,254

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase(decrease) in net

assets resulting from capital

share transactions (2,694,204) 1,741

Total increase (decrease)

in net assets 1,327,020 4,378,740

NET ASSETS

Beginning of Year 87,091,669 82,712,929

End of Period (including

undistributed net investment

and operating income of

$31,219,335 and $30,902,222,

respectively) $ 88,418,689 $ 87,091,669

============ ============

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended August 31, 1999

(Unaudited)

INCREASE (DECREASE) IN CASH

Cash flows from operating activities

Dividends and interest received $ 1,736,269

Proceeds from disposition of long-term

portfolio investments 5,479,768

Receipts from customers 77,178

Payments of taxes, net (15,282)

Expenses paid (460,820)

Purchase of long-term portfolio investments (5,102,956)

Payments to suppliers (72,575)

Net cash provided by operating activities 1,641,582

===========

Cash flows provided by financing activities

Fund shares sold 1,405,155

Fund shares repurchased (5,499,880)

Net cash used by financing activities (4,094,725)

===========

Net decrease in cash (2,453,143)

Cash at beginning of the year 5,833,981

Cash as of August 31, 1999 $ 3,380,838

===========

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets

resulting from operations $ 5,465,248

Increase in investments (3,826,851)

Increase in dividends and interest receivable (1,105)

Increase in receivables from customers (4,294)

Increase in inventory (17,520)

Increase in income taxes payable-current 18,168

Increase in other assets 483

Increase in accrued expenses 7,453

Total adjustments (3,823,666)

Net cash provided by operating activities $ 1,641,582

===========

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities, the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/first out method) or market.

Income Taxes

The Fund files tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

2. Federal and State Income Taxes

The income tax provision included in the

financial statements is as follows:

Regular federal tax liability. . . . . . . . . $ 26,151

State tax liability. . . . . . . . . . . . . . $ 7,300

$ 33,451

=======

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $1,748,613, consisting of $373,709 accumulated general liability and a cumulative alternative minimum tax carryover of $1,374,904. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current six months, the regular federal income tax liability was reduced by $103,452 and the state income tax liability was reduced by $13,500 due to alternative minimum tax carryovers.

The Fund has $2,284,669 in accumulated capital loss carryforwards which expires as follows: $609,354 on February 29, 2000, $1,440,880 on February 28, 2003 and $234,435 on February 28, 2004.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax. Consistent with the federal quidelines, the Fund will be entitled to a credit against a portion of the regular corporate income tax for alternative minimum tax paid in prior fiscal years.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc., has adopted the liability method of accounting for current and deferred tax assets and liabilities.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

3. Capital Stock

At August 31, 1999 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Six Months Ended Year Ended

August 31, 1999 February 28, 1999

Shares Amount Shares Amount

Shares sold 37,979 $ 1,385,836 154,149 $ 5,345,010

Shares repurchased (155,827) (5,524,064) (155,053) (5,336,015)

Net Change (117,848) $(4,138,228) (904) $ 8,995

========= =========== ========= ==========

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $5,102,956 and $5,479,768 respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the six months ended August 31, 1999, the fee for investment advisory service totaled $309,050, less fees of $30,000 voluntarily waived. Also, during the period unaffiliated directors received $12,033 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places a portion of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $76,366 during the period. An amount of $19,196 is receivable in respect of these sales as of August 31, 1999.

6. Notes Payable

A $5,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(Continued)

(Unaudited)

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 39.6% for years commencing after December 31, 1992.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the Internal Revenue Service.

See Accountant's Review Report.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table provides information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last of February).

Year Ended

______________________________________________________________________________

August February February February February February February February

31, 1999 28, 1999 28, 1998 28, 1997 29, 1996 28, 1995 28, 1994 28, 1993

Investment and

Operating Income $0.699 $1.386 $1.371 $1.368 $1.302 $1.194 $1.099 $1.089

Expenses

(Including Taxes) 0.202 0.391 0.490 0.471 0.431 0.405 0.509 0.380

Net Investment

And Operating

Income 0.497 0.995 0.881 0.897 0.871 0.789 0.590 0.709

Net Realized and

Unrealized Gain

(Loss) on

Investments 1.701 0.722 4.885 0.952 2.840 -0.368 -1.130 3.031

Change in Accoun-

ting Estimate 1.150

Net Increase

(Decrease) in

Net Asset Value 2.198 1.717 5.766 1.849 3.711 0.421 -0.540 4.890

Net Asset Value

Beginning of

Period(1) 33.779 32.062 26.296 24.447 20.736 20.315 20.855 15.965

End of Period(1) $35.977 $33.779 $32.062 $26.296 $24.447 $20.736 $20.315 $20.855

======= ======= ======= ======= ======= ======= ======= =======

Average Annual

Total Return 6.51% 5.36% 21.93% 7.56% 17.89% 2.50% -2.60% 30.60%

Ratio to Average

Net Assets:

Investment

Expenses (Exclud-

ing Taxes) 1.01%(a) 0.97% 0.95% 1.00% 1.03% 1.09% 1.51% 1.14%

Net Investment

And Operating

Income 2.69%(a) 2.98% 3.00% 3.51% 4.79% 3.84% 2.88% 5.93%

Portfolio

Turnover 6.13% 2.49% 43.01% 9.15% 4.79% 31.00% 10.00% 5.00%

Number of

Shares Outstan-

ding at End of

Period (in

Thousands) 2,427 2,545 2,546 2,794 3,161 3,686 3,986 1.945

  Based upon average number of shares.

(a) Annualized

COPLEY FUND, INC. Semi-Annual Report

A No-Load Fund August 31, 1999

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Ameritor Financial Corp.

1730 K St., N.W., Suite 904

Washington, D.C. 20006

Tel. (202) 223-1000

Tel. (800) 424-8570

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646